Condensed Statements of Operations (unaudited) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Income Statement [Abstract]
Revenues	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Operating expenses
General and administrative	2,608	0	89,771	16,197	7,609,426	52,284
Total operating expenses	(2,608)	0	(89,771)	(16,197)	7,609,426	52,284
Loss from operations	(2,608)	0	(89,771)	(16,197)	(7,609,426)	(52,284)
Other income (expenses)
Net income (loss) before income taxes	(2,608)	0	(89,771)	(16,197)	(7,609,426)	(52,284)
Income tax provision	0	0	0	0	0	0
Net income (loss)	(2,608)	0	(89,771)	(16,197)	(7,609,426)	(52,284)
Loss per share – basic and diluted	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Weighted average common shares outstanding – basic and diluted	283,893,944	137,676,293	283,893,944	137,676,293	225,964,567	91,578,251